Brown Advisory Emerging Markets Select Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Australia - 0.4%
Paladin Energy Ltd. (a)	288,697	$2,305,024

Brazil - 3.6%
Ambev S.A.	3,207,500	7,730,689
Banco do Brasil S.A.	635,600	3,182,842
Natura & Co. Holding S.A.	1,653,200	4,263,719
Neoenergia S.A.	1,068,900	3,861,437
Vale S.A.	393,100	4,594,357
		23,633,044

China - 28.6%
Alibaba Group Holding, Ltd.	848,500	11,275,533
ANTA Sports Products, Ltd.	592,062	7,008,739
Baidu, Inc. - ADR (a)	8,203	863,694
Baidu, Inc. - Class A (a)	483,250	6,353,584
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	802,500	1,551,263
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	558,500	1,079,602
China Merchants Bank Co., Ltd. - Class H	1,087,500	5,269,882
China Overseas Land & Investment, Ltd.	4,813,746	9,643,122
China Pacific Insurance Group Co., Ltd. - Class H	1,597,414	5,656,572
Fuyao Glass Industry Group Co., Ltd. - Class A	814,000	6,742,071
Galaxy Entertainment Group, Ltd.	1,050,000	5,185,098
GF Securities Co., Ltd. - Class H	3,270,400	4,503,207
Haier Smart Home Co., Ltd. - Class H	1,788,800	7,006,842
Kanzhun, Ltd.	656,996	5,813,334
KE Holdings, Inc. - Class A	1,236,980	8,583,888
NAURA Technology Group Co., Ltd. - Class A	65,380	3,395,417
Pacific Basin Shipping, Ltd.	10,598,609	3,339,837
PetroChina Co., Ltd. - Class H	6,545,889	5,280,387
Ping An Insurance Group Co. of China, Ltd. - Class A	133,500	1,074,420
Ping An Insurance Group Co. of China, Ltd. - Class H	659,000	4,138,210
Proya Cosmetics Co., Ltd. - Class A	374,000	5,829,955
Tencent Holdings, Ltd.	619,587	34,452,068
Trip.com Group, Ltd. (a)	147,183	8,855,786
Weichai Power Co., Ltd. - Class H	3,808,000	6,960,033
WH Group, Ltd.	10,797,500	8,504,104
Yue Yuen Industrial Holdings, Ltd.	1,603,000	3,038,968
Zhejiang Longsheng Group Co., Ltd. - Class A	2,834,500	4,225,338
Zhongsheng Group Holdings, Ltd.	1,922,000	3,488,761
ZTO Express Cayman, Inc. - ADR	245,558	6,082,472
		185,202,187

Hungary - 1.4%
OTP Bank Nyrt	97,251	5,086,747
Richter Gedeon Nyrt	121,689	3,747,003
		8,833,750

India - 18.9%
Amber Enterprises India, Ltd. (a)	62,146	3,567,945
Apollo Hospitals Enterprise, Ltd.	49,571	4,260,347
Ashok Leyland, Ltd.	1,755,825	4,926,767
AU Small Finance Bank, Ltd.	458,124	4,039,141
Axis Bank, Ltd.	631,109	9,278,535
Bajaj Auto, Ltd.	34,119	5,023,054
Bajaj Finance, Ltd.	56,784	5,217,198
DLF, Ltd.	551,026	5,879,585
Five-Star Business Finance, Ltd. (a)	480,691	4,473,566
Godrej Consumer Products, Ltd.	238,542	3,959,730
HDFC Bank, Ltd.	231,675	4,771,190
ICICI Bank, Ltd.	688,868	10,453,955
JSW Energy, Ltd.	413,379	3,612,840
Jubilant Foodworks, Ltd.	406,848	3,309,397
Larsen & Toubro, Ltd.	197,404	8,656,861
Life Insurance Corp. of India	204,966	2,462,771
Macrotech Developers, Ltd.	427,075	6,288,565
Mahindra & Mahindra, Ltd.	221,629	8,179,988
Oberoi Realty, Ltd.	231,963	5,234,300
Patanjali Foods Ltd.	129,753	2,601,282
Reliance Industries, Ltd.	92,580	3,257,239
SBI Life Insurance Co., Ltd.	181,855	3,993,840
Shriram Finance, Ltd.	71,920	3,075,091
UltraTech Cement, Ltd.	30,464	4,289,449
UPL, Ltd.	213,502	1,560,095
		122,372,731

Indonesia - 3.7%
Bank Central Asia Tbk PT	12,488,327	8,516,643
Bank Negara Indonesia Persero Tbk PT	16,820,205	5,939,530
Bank Rakyat Indonesia Persero Tbk PT	29,692,071	9,711,160
		24,167,333

Kazakhstan - 0.6%
Kaspi.KZ JSC - ADR	37,434	3,967,630

Russia - 0.0%(b)
Sberbank of Russia PJSC - ADR (a)(c)(d)	184,769	1,848

Singapore - 5.8%
DBS Group Holdings, Ltd.	296,594	8,783,440
Grab Holdings, Ltd. - Class A (a)	1,851,213	7,034,609
Oversea-Chinese Banking Corp. Ltd.	465,289	5,446,663
Seatrium, Ltd. (a)	1,434,383	1,986,920
Sembcorp Industries, Ltd.	827,847	3,558,695
United Overseas Bank, Ltd.	205,496	5,129,585
Wilmar International, Ltd.	2,243,708	5,819,312
		37,759,224

South Africa - 0.6%
Sasol, Ltd.	609,530	4,093,780

South Korea - 13.3%
DB Insurance Co., Ltd.	47,037	4,042,071
Hankook Tire & Technology Co., Ltd.	156,196	4,922,974
HD Hyundai Heavy Industries Co., Ltd. (a)	35,286	4,961,514
Hyundai Mobis Co., Ltd.	30,601	5,068,016
Hyundai Motor Co.	32,141	5,986,025
KB Financial Group, Inc.	175,202	10,810,367
Kia Corp.	40,749	3,102,864
Samsung E&A Co., Ltd. (a)	29,819	500,364
Samsung Electronics Co., Ltd.	617,132	28,844,018
Samsung Heavy Industries Co., Ltd. (a)	501,375	3,846,170
Shinhan Financial Group Co., Ltd.	117,190	4,970,328
SK Hynix, Inc.	71,294	9,541,759
		86,596,470

Taiwan - 12.8%
Accton Technology Corp.	296,302	4,957,622
ASE Technology Holding Co., Ltd.	976,346	4,630,326
Compal Electronics, Inc.	1,193,140	1,252,021
Hon Hai Precision Industry Co., Ltd.	372,000	2,190,284
Nanya Technology Corp. (a)	538,111	804,214
Realtek Semiconductor Corp.	272,168	4,039,673
Taiwan Semiconductor Manufacturing Co., Ltd.	2,158,676	65,093,047
		82,967,187

Thailand - 2.9%
Bangkok Bank PCL	511,600	2,619,411
Bangkok Bank PCL - NVDR	530,300	2,472,372
Indorama Ventures PCL - NVDR	4,828,500	3,695,465
SCB X PCL	1,315,200	4,455,188
True Corp. PCL - NVDR (a)	15,357,123	5,332,973
		18,575,409

Turkey - 0.3%
Akbank T.A.S.	1,149,911	2,071,336

United Arab Emirates - 0.5%
Abu Dhabi Commercial Bank PJSC	1,461,186	3,349,529

United States - 2.1%
Cognizant Technology Solutions Corp. - Class A	103,061	7,954,248
Credicorp, Ltd.	31,153	5,637,758
		13,592,006

Vietnam - 1.0%
Vietnam Dairy Products JSC	2,280,600	6,500,289
TOTAL COMMON STOCKS (Cost $487,828,888)		625,988,777

PREFERRED STOCKS - 2.2%
Brazil - 2.2%
Cia Energetica de Minas Gerais	2,954,244	6,209,242
Itau Unibanco Holding S.A.	587,300	3,912,315
Petroleo Brasileiro S.A.	570,600	3,779,070
TOTAL PREFERRED STOCKS (Cost $9,762,135)		13,900,627

EXCHANGE TRADED FUNDS - 0.9%
iShares MSCI All Country Asia ex Japan Exchange Traded Fund	73,759	5,786,394
TOTAL EXCHANGE TRADED FUNDS (Cost $5,853,890)		5,786,394

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
First American Government Obligations Fund - Class Z, 4.78% (e)	9,912,800	9,912,800
TOTAL SHORT-TERM INVESTMENTS (Cost $9,912,800)		9,912,800

TOTAL INVESTMENTS - 101.1% (Cost $513,357,713)		655,588,598
Liabilities in Excess of Other Assets - (1.1)%		(7,008,525)
TOTAL NET ASSETS - 100.0%		$648,580,073

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PJSC - Public Joint Stock Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Security is being fair valued, using significant unobservable inputs (Level 3), in accordance with the policies and procedures adopted by the Fund. These securities represented $1,848 or 0.0% of net assets as of September 30, 2024.

(d)
Restricted security as to resale. As of the date of this report, the Fund held restricted securities with a fair value of $1,848 or 0.0% of net assets. Security was acquired from December 2021 to February 2022 at an acquisition cost of $2,890,347.

(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3

Common Stocks	$73,963,625	$552,023,304	$1,848
Preferred Stocks	13,900,627	–	–
Exchange Traded Funds	5,786,394	–	–
Money Market Funds	9,912,800	–	–
Total Investments	$103,563,446	$552,023,304	$1,848